UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-3632

DWS Tax Free Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/09

ITEM 1.           REPORT TO STOCKHOLDERS

  NOVEMBER 30, 2009

Semiannual Report to Shareholders

DWS Intermediate Tax/AMT Free Fund

Contents

4 Performance Summary

7 Information About Your Fund's Expenses

9 Portfolio Summary

11 Investment Portfolio

25 Financial Statements

30 Financial Highlights

35 Notes to Financial Statements

43 Investment Management Agreement Approval

48 Summary of Management Fee Evaluation by Independent Fee Consultant

53 Account Management Resources

54 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. This fund invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Bond investments are subject to interest rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the bond fund, can decline and the investor can lose principal value. Derivatives may be more volatile and less liquid than traditional securities, and the fund could suffer losses on its derivatives positions. The fund may focus on investments from a single state or sector of the municipal securities markets, which can increase risk because of the factors affecting the state or region, such as economic or fiscal problems. A portion of the fund's returns may be subject to federal, state and local taxes. Please read this fund's prospectus for specific details regarding its investments and risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary November 30, 2009

Average Annual Total Returns as of 11/30/09
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	3.77%	11.03%	4.44%	3.98%	4.54%
Class B	3.31%	10.08%	3.60%	3.16%	3.72%
Class C	3.28%	10.10%	3.65%	3.17%	3.73%
Adjusted for the Maximum Sales Charge
Class A (max 2.75% load)	0.92%	7.98%	3.47%	3.40%	4.25%
Class B (max 4.00% CDSC)	-0.69%	7.08%	2.98%	2.98%	3.72%
Class C (max 1.00% CDSC)	2.28%	10.10%	3.65%	3.17%	3.73%
No Sales Charges						Life of Institutional Class*
Class S	3.84%	11.13%	4.63%	4.18%	4.82%	N/A
Institutional Class	3.90%	11.22%	4.74%	N/A	N/A	4.12%
Barclays Capital 7-Year Municipal Bond Index+	4.10%	10.43%	5.79%	4.92%	5.60%	4.78%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

* Institutional Class shares commenced operations on December 20, 2004. Index returns began on December 31, 2004.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2009 are 0.84%, 1.64%, 1.61%, 0.65% and 0.55% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

A portion of the Fund's distributions may be subject to federal, state and local taxes.

Returns shown for Class A, B and C shares for the period prior to their inception on June 11, 2001 are derived from the historical performance of Class S shares of DWS Intermediate Tax/AMT Free Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Intermediate Tax/AMT Free Fund — Class A [] Barclays Capital 7-Year Municipal Bond Index+

Yearly periods ended November 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Barclays Capital 7-Year Municipal Bond Index is an unmanaged, total return subset of the Barclays Capital Municipal Bond Index. It includes maturities of six to eight years.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value: 11/30/09	$ 11.36	$ 11.37	$ 11.35	$ 11.36	$ 11.36
5/31/09	$ 11.15	$ 11.16	$ 11.15	$ 11.15	$ 11.15
Distribution Information: Six Months as of 11/30/09: Income Dividends	$ .21	$ .16	$ .16	$ .21	$ .22
November Income Dividend	$ .0337	$ .0255	$ .0264	$ .0350	$ .0363
SEC 30-day Yield‡‡ as of 11/30/09	2.47%	1.68%	1.75%	2.69%	2.83%
Tax Equivalent Yield‡‡ as of 11/30/09	3.80%	2.58%	2.69%	4.14%	4.35%
Current Annualized Distribution Rate‡‡ as of 11/30/09	3.61%	2.73%	2.83%	3.75%	3.89%

‡‡ The SEC yield is net investment income per share earned over the month ended November 30, 2009, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal federal income tax rate of 35%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on November 30, 2009. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Yields and distribution rates are historical, not guaranteed, and will fluctuate.

Lipper Rankings — Intermediate Municipal Debt Funds Category as of 11/30/09
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	95	of	155	61
3-Year	25	of	142	18
5-Year	33	of	124	26
Class B 1-Year	121	of	155	78
3-Year	85	of	142	60
5-Year	94	of	124	76
Class C 1-Year	118	of	155	76
3-Year	81	of	142	56
5-Year	93	of	124	75
Class S 1-Year	87	of	155	56
3-Year	15	of	142	11
5-Year	15	of	124	12
10-Year	20	of	74	27
Institutional Class 1-Year	83	of	155	54
3-Year	14	of	142	10

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2009 to November 30, 2009).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment (Including Interest Expense)* for the six months ended November 30, 2009
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 11/30/09	$ 1,037.70	$ 1,033.10	$ 1,032.80	$ 1,038.40	$ 1,039.00
Expenses Paid per $1,000**	$ 4.04	$ 8.36	$ 8.00	$ 3.22	$ 2.56
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 11/30/09	$ 1,021.11	$ 1,016.85	$ 1,017.20	$ 1,021.91	$ 1,022.56
Expenses Paid per $1,000**	$ 4.00	$ 8.29	$ 7.94	$ 3.19	$ 2.54
Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Intermediate Tax/AMT Free Fund	.79%	1.64%	1.57%	.63%	.50%
Expenses and Value of a $1,000 Investment (Excluding Interest Expense)* for the six months ended November 30, 2009
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 11/30/09	$ 1,037.70	$ 1,033.10	$ 1,032.80	$ 1,038.40	$ 1,039.00
Expenses Paid per $1,000**	$ 3.93	$ 8.26	$ 7.90	$ 3.12	$ 2.45
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 11/30/09	$ 1,021.21	$ 1,016.95	$ 1,017.30	$ 1,022.01	$ 1,022.66
Expenses Paid per $1,000**	$ 3.90	$ 8.19	$ 7.84	$ 3.09	$ 2.43

* Interest expense represents interest and fees on short term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

** Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Intermediate Tax/AMT Free Fund	.77%	1.62%	1.55%	.61%	.48%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio)	11/30/09	5/31/09

Revenue Bonds	63%	60%
General Obligation Bonds	22%	23%
ETM/Prerefunded	8%	11%
Lease Obligations	7%	6%
	100%	100%
Quality	11/30/09	5/31/09

AAA	22%	17%
AA	38%	46%
A	29%	30%
BBB	10%	6%
Not Rated	1%	1%
	100%	100%
Effective Maturity	11/30/09	5/31/09

Less than 1 year	12%	12%
1-4.99 years	30%	35%
5-9.99 years	52%	45%
10-14.99 years	4%	7%
15-20 years	2%	1%
	100%	100%

Weighted average effective maturity: 6.2 years and 5.5 years, respectively.

Asset allocation, quality and effective maturity are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

Top Five State Allocations (As a % of Investment Portfolio)	11/30/09	5/31/09

Texas	19%	21%
California	16%	14%
New York	7%	7%
Illinois	5%	7%
Colorado	4%	3%

Top five state allocations are subject to change.

For more complete details about the Fund's investment portfolio, see page 11. A quarterly Fact Sheet is available upon request. A complete list of the Fund's portfolio holdings is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of November 30, 2009 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 98.5%
Alabama 0.6%
Alabama, State Public School & College Authority Revenue, Series A, 5.0%, 5/1/2024	3,000,000	3,202,590
Birmingham, AL, Special Care Facilities Financing Authority Revenue, Methodist Home for Aging, 5.0%, 3/1/2014, Colonial Bank (a)	2,200,000	2,203,938
		5,406,528
Arizona 3.2%
Arizona, Health Facilities Authority Revenue, Banner Health, Series A, 5.0%, 1/1/2020	3,000,000	3,132,600
Arizona, Health Facilities Authority, Hospital System Revenue, Phoenix Baptist Hospital & Medical Center, ETM, 6.25%, 9/1/2011 (b)	65,000	68,065
Arizona, State Transportation Board Excise Tax Revenue, Maricopa County Regional Area Road, 5.0%, 7/1/2025	3,000,000	3,270,510
Arizona, Water Infrastructure Finance Authority Revenue, Series A, 5.0%, 10/1/2024	4,000,000	4,455,680
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019 (b)	3,590,000	4,254,940
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, 5.5%, 7/1/2022	2,545,000	2,897,330
Phoenix, AZ, General Obligation, Series B, 5.0%, 7/1/2018	10,000,000	11,586,500
		29,665,625
Arkansas 0.0%
Jefferson County, AR, Health Care Facilities, 1978 Conventional Series, ETM, 7.4%, 12/1/2010 (b)	90,000	96,366
California 16.2%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.0%, 4/1/2028	10,000,000	10,540,900
Series F-1, 5.25%, 4/1/2029	2,500,000	2,665,050
California, Department of Water Resources Power Supply Revenue, Series A, 5.5%, 5/1/2015 (b)	10,000,000	10,829,500
California, Electric Revenue, Department of Water Resources & Power Supply, Series A, Prerefunded, 5.875%, 5/1/2016	7,000,000	7,933,030
California, General Obligation, Economic Recovery, Series A, 5.25%, 7/1/2014 (b)	10,000,000	11,253,600
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2029	4,000,000	4,288,880
California, Infrastructure & Economic Development Bank Revenue, Clean Water, State Revolving Fund, 5.0%, 10/1/2017	6,735,000	7,389,373
California, State Department Water Resources Center, Valley Project Revenue:
Series Y, Prerefunded, 5.25%, 12/1/2016 (b)	45,000	51,671
Series Y, 5.25%, 12/1/2016 (b)	2,955,000	3,288,176
California, State Economic Recovery, Series A, 5.25%, 7/1/2021	5,000,000	5,291,200
California, State General Obligation:
5.0%, 8/1/2028	5,375,000	5,228,370
California, State General Obligation, Various Purposes:
5.25%, 10/1/2025	10,000,000	10,162,900
5.75%, 4/1/2027	5,000,000	5,223,550
6.0%, 4/1/2018	1,700,000	1,911,701
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.25%, 11/1/2021 (c)	5,000,000	5,328,750
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2028	2,000,000	2,059,240
Emeryville, CA, Redevelopment Agency, Residential Mortgage, ETM, 7.5%, 9/1/2011	45,000	48,193
Los Angeles, CA, Department of Water & Power Revenue, Power Systems, Series A-3, 0.21%*, 7/1/2035	2,000,000	2,000,000
Los Angeles, CA, General Obligation:
Series A, 5.0%, 9/1/2019 (b)	6,340,000	6,895,004
Series A, 5.0%, 9/1/2020 (b)	5,915,000	6,367,320
Los Angeles, CA, School District General Obligation, 5.5%, 7/1/2015 (b)	4,000,000	4,475,600
Orange County, CA, Airport Revenue, Series A, 5.25%, 7/1/2025	3,000,000	3,156,810
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2023 (b)	7,000,000	7,636,440
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.125%, 5/15/2029	4,000,000	4,156,400
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 5.25%, 5/1/2024	9,000,000	9,400,770
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue, Series A, Zero Coupon, 1/15/2012 (b)	825,000	749,075
South Orange County, CA, Public Finance Authority, Special Tax Revenue, Foothill Area, Series A, 5.25%, 8/15/2016 (b)	6,260,000	6,648,120
Turlock, CA, Public Financing Authority Revenue, 5.25%, 9/1/2015	30,000	30,601
Ventura County, CA, Certificates of Participation, Public Financing Authority III, 6.0%, 8/15/2026	3,370,000	3,675,154
		148,685,378
Colorado 4.0%
Aurora, CO, Water Improvement Revenue, First Lien, Series A, 5.0%, 8/1/2021 (b)	7,000,000	7,616,630
Colorado, E-470 Public Highway Authority Revenue, Series C2, 5.0%, 9/1/2039 (b)	8,000,000	8,477,680
Colorado, Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 0.26%*, 6/1/2038, US Bank NA (a)	16,610,000	16,610,000
Colorado, Health Facilities Authority Revenue, Catholic Health Initiatives, Series C-6, 3.95%, 9/1/2036	2,680,000	2,737,379
Colorado, Housing Finance Authority, Multi-Family Insured Mortgage, Series C-3, 5.7%, 10/1/2021	70,000	70,065
Colorado, Housing Finance Authority, Single Family Program:
Series A-3, 6.5%, 5/1/2016	25,000	26,115
Series B-3, 6.55%, 5/1/2025	17,000	17,671
Colorado, University Enterprise System Revenue, Series A, 5.5%, 6/1/2023	1,000,000	1,144,660
		36,700,200
Connecticut 0.4%
Connecticut, State General Obligation, Series C, 5.0%, 6/1/2017 (b)	3,170,000	3,650,921
District of Columbia 0.5%
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 6.0%, 10/1/2013 (b)	3,630,000	4,262,310
Florida 3.1%
Broward County, FL, Water & Sewer Utility Revenue, Series A, 5.0%, 10/1/2024	2,745,000	2,935,887
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021 (b)	4,260,000	5,043,201
Hillsborough County, FL, School Board, Certificates of Participation, Master Lease Program, Series A, 0.2%*, 7/1/2023, Wachovia Bank NA (a) (b)	1,000,000	1,000,000
Miami-Dade County, FL, Aviation Revenue, Series A, 5.75%, 10/1/2026	8,000,000	8,813,920
Miami-Dade County, FL, School Board, Certificates of Participation, Series A, 5.0%, 5/1/2019 (b)	3,000,000	3,232,170
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2018 (b)	4,000,000	4,394,960
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,562,475
St. John's County, FL, Industrial Development Authority Revenue, Series A, 5.5%, 3/1/2017 (b)	185,000	185,167
		28,167,780
Georgia 3.8%
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.25%, 11/1/2027 (b)	10,000,000	10,660,800
Columbus, GA, Water & Sewer Revenue, 5.25%, 5/1/2015 (b)	1,000,000	1,124,920
Forsyth County, GA, School District General Obligation, Prerefunded, 6.0%, 2/1/2014	1,000,000	1,029,450
Fulton Dekalb, GA, Hospital Authority, Hospital Revenue Certificates, 5.25%, 1/1/2016 (b)	8,500,000	9,391,990
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	1,705,000	1,636,527
Georgia, Municipal Electric Authority, General Resolution Projects, Series A, 5.25%, 1/1/2019	2,500,000	2,848,350
Georgia, State General Obligation, 6.75%, 9/1/2010	5,370,000	5,626,633
Georgia, State Road & Tollway Authority Revenue, Federal Highway Grant Anticipation Bonds, Series A, 5.0%, 6/1/2021	2,500,000	2,794,725
		35,113,395
Guam 0.1%
Guam, Government Limited Obligation Revenue, Section 30, Series A, 5.375%, 12/1/2024	1,000,000	1,018,980
Hawaii 1.1%
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2021	9,000,000	10,084,860
Illinois 5.1%
Chicago, IL, Core City General Obligation, Capital Appreciation Project, Series A, Step-up Coupon, 0% to 1/1/2011, 5.3% to 1/1/2016 (b)	1,100,000	1,194,490
Chicago, IL, Higher Education Revenue, City Colleges, Zero Coupon, 1/1/2014 (b)	11,570,000	10,352,373
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2011 (b)	5,000,000	4,878,100
Du Page County, IL, Special Services Area No. 11, 6.75%, 1/1/2014	505,000	543,132
Du Page County, IL, Special Services Area No. 26, Bruce Lake Subdivision, General Obligation:
5.0%, 1/1/2013	65,000	64,522
5.15%, 1/1/2014	65,000	64,399
5.25%, 1/1/2010	55,000	55,043
5.25%, 1/1/2016	150,000	145,290
5.375%, 1/1/2011	60,000	60,371
5.5%, 1/1/2012	35,000	35,451
5.5%, 1/1/2019	255,000	240,024
5.75%, 1/1/2022	300,000	267,930
Illinois, Municipal Electric Agency Power Supply, Series A, 5.25%, 2/1/2018 (b)	2,000,000	2,238,420
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024 (b)	5,000,000	5,895,600
Illinois, Transportation/Tolls Revenue, State Toll Highway Authority, Series A, 5.5%, 1/1/2013 (b)	2,200,000	2,481,446
Illinois, Will, Grundy Etc. Counties, Community College District Number 525, Joliet Jr. College, 6.25%, 6/1/2021	1,000,000	1,217,080
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	1,230,000	1,231,390
Rosemont, IL, Core City General Obligation:
Series A, Zero Coupon, 12/1/2013 (b)	3,865,000	3,507,449
Series A, Zero Coupon, 12/1/2014 (b)	4,000,000	3,466,480
University of Illinois, Higher Education Revenue, Auxiliary Facilities System:
Series A, 5.5%, 4/1/2015 (b)	3,860,000	4,460,037
Series A, 5.5%, 4/1/2016 (b)	3,580,000	4,147,609
		46,546,636
Indiana 1.6%
Indiana, Health Facility Authority Revenue, Memorial Hospital, 5.125%, 2/15/2017 (b)	1,250,000	1,251,025
Indianapolis, IN, City Core General Obligation, Local Improvements, Series B, 6.0%, 1/10/2013	2,470,000	2,630,748
Indianapolis, IN, State Agency Revenue Lease, Local Improvements, Series D, 6.75%, 2/1/2014	8,000,000	8,859,920
Jasper County, IN, Pollution Control Revenue, Northern Indiana Public Service, Series C, 5.85%, 4/1/2019 (b)	2,000,000	2,204,640
		14,946,333
Kansas 0.8%
Johnson County, KS, School District General Obligation, Unified School District No. 231, Series A, 5.25%, 10/1/2014 (b)	2,220,000	2,565,365
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health, 5.5%, 11/15/2022	4,470,000	4,799,529
		7,364,894
Kentucky 0.2%
Kentucky, Asset/Liability Commission Agency Revenue, Federal Highway Trust, First Series, 5.25%, 9/1/2019 (b)	1,000,000	1,155,110
Kentucky, Economic Development Finance Authority Revenue, Catholic Health, Series 04-D, 3.5%, 5/1/2034	1,030,000	1,049,055
		2,204,165
Louisiana 1.2%
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, Series B, 5.0%, 10/1/2027 (b)	1,365,000	1,411,001
Louisiana, Sales & Special Tax Revenue, Regional Transportation Authority, Series A, 144A, 7.95%, 12/1/2013 (b)	2,815,000	3,272,944
Louisiana, State Gas & Fuels Tax Revenue, Series A-1, 0.23%*, 5/1/2043, JPMorgan Chase Bank (a)	2,500,000	2,500,000
New Orleans, LA, Home Mortgage Authority, Special Obligation, ETM, 6.25%, 1/15/2011	3,564,000	3,768,324
		10,952,269
Maryland 0.7%
Baltimore County, MD, Mortgage Revenue, Three Garden Village Project, Series A, 4.8%, 1/1/2013	270,000	275,916
Maryland, General Obligation, State & Local Facilities Loan, Series 2, 5.0%, 8/1/2019	5,000,000	5,792,050
		6,067,966
Massachusetts 1.8%
Boston, MA, Deutsches Altenheim, Inc., Series A, 5.95%, 10/1/2018	375,000	390,532
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.75%, 7/1/2015	85,000	87,493
Massachusetts, Development Finance Agency, Human Services Provider, Seven Hills Foundation & Affiliates, 4.85%, 9/1/2013 (b)	255,000	256,663
Massachusetts, Municipal Wholesale Electric Co., Power Supply Systems Revenue, Nuclear Project No. 4, Series A, 5.25%, 7/1/2014 (b)	5,915,000	6,262,329
Massachusetts, State General Obligation, Series D, 5.5%, 11/1/2015 (b)	1,000,000	1,190,030
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University, Series W, 0.23%*, 10/1/2028, TD Bank NA (a)	1,500,000	1,500,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 6.0%, 7/1/2024	5,000,000	5,244,800
Massachusetts, Water & Sewer Revenue, Pollution Control Revenue, Water Pollution Abatement Trust, Series A, 6.2%, 2/1/2010	10,000	10,049
Somerville, MA, Housing Authority Revenue, Clarendon Project, 4.6%, 11/20/2015	1,655,000	1,707,381
		16,649,277
Michigan 3.6%
Brighton, MI, School District General Obligation, Series II, Zero Coupon, 5/1/2016 (b)	5,000,000	4,064,500
Detroit, MI, Core City General Obligation:
Series B, Prerefunded, 5.875%, 4/1/2013 (b)	2,410,000	2,479,625
Series B, Prerefunded, 5.875%, 4/1/2014 (b)	2,555,000	2,628,814
Detroit, MI, Sewer Disposal Revenue, Series C-1, 7.0%, 7/1/2027 (b)	10,000,000	11,487,300
Detroit, MI, State General Obligation, Series A-1, 5.375%, 4/1/2016 (b)	2,000,000	1,931,680
Michigan, State Trunk Line, 5.0%, 11/1/2024	3,000,000	3,218,130
Michigan, Water & Sewer Revenue, Municipal Bond Authority, 5.375%, 10/1/2016	6,670,000	7,332,464
Saginaw, MI, Hospital Finance Authority, Saint Luke Hospital, ETM, 7.5%, 11/1/2010	35,000	37,308
		33,179,821
Minnesota 0.5%
Minnesota, State General Obligation, 5.0%, 6/1/2020	4,535,000	5,093,440
Mississippi 1.6%
Corinth & Alcorn Counties, MS, Hospital Revenue, Magnolia Regional Health Center Project, Series B, 5.125%, 10/1/2010	100,000	100,372
Lincoln County, MS, Hospital & Healthcare Revenue, Kings Daughters Hospital, Series B, 5.5%, 4/1/2018 (b)	1,240,000	1,240,335
Mississippi, Business Financial Corp., Mississippi Retirement Facilities Revenue, Wesley Manor, Series A, 5.45%, 5/20/2034	2,600,000	2,612,454
Mississippi, Home Corp., Single Family Mortgage Revenue, Series C-1, 5.6%, 6/1/2038	6,065,000	6,429,991
Mississippi, State University Educational Building Corp. Revenue, Residence Hall & Refunding Project, Series A, 3.5%, 8/1/2011 (b)	1,000,000	1,037,670
Rankin County, MS, School District General Obligation, 5.25%, 2/1/2015 (b)	2,845,000	3,241,479
		14,662,301
Missouri 1.2%
Bridgeton, MO, Industrial Development Authority, Facilities Revenue, Mizpah Assisted Living, Series A, 5.25%, 12/20/2019	120,000	123,712
Florissant, MO, Industrial Development Authority, Mortgage Revenue, Desmet RHF Acquisition, Series A, Prerefunded, 8.5%, 8/15/2030	3,830,000	4,091,972
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	3,200,000	3,864,768
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	2,310,000	2,467,519
Springfield, MO, Law Enforcement Communication, Certificates of Participation, 5.5%, 6/1/2010	60,000	61,352
		10,609,323
Nebraska 0.2%
Omaha, NE, School District General Obligation, Series A, ETM, 6.5%, 12/1/2013	1,500,000	1,807,710
Nevada 0.9%
Clark County, NV, Airport Revenue, Series 08-E, 5.0%, 7/1/2012	1,975,000	2,153,895
Clark County, NV, Board Bank:
5.0%, 6/1/2024	3,040,000	3,233,861
5.0%, 6/1/2025	3,190,000	3,357,602
Nevada, Housing Division, Single Family Mortgage:
Series B-1, 4.95%, 4/1/2012	20,000	20,186
Series C-1, 5.45%, 4/1/2010	5,000	5,040
		8,770,584
New Hampshire 0.0%
New Hampshire, Senior Care Revenue, Higher Educational & Health Facilities Revenue, Catholic Charities, Series A, 5.75%, 8/1/2011	425,000	425,765
New Jersey 1.9%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.375%, 6/15/2014	2,280,000	2,351,638
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series O, 5.0%, 3/1/2017	3,300,000	3,609,672
Series W, 5.0%, 3/1/2019	3,000,000	3,297,870
New Jersey, Sales & Special Tax Revenue, Transportation Trust Fund, Series B, 6.5%, 6/15/2011 (b)	140,000	151,418
New Jersey, State Transit Corp., Certificate of Participation, Federal Transit Administration Grants, Series A, 5.0%, 9/15/2016 (b)	7,000,000	7,647,850
New Jersey, State Transportation Trust Fund Authority, Transportation System, Series B, ETM, 6.5%, 6/15/2011 (b)	85,000	92,838
		17,151,286
New Mexico 0.6%
New Mexico, Mortgage Finance Authority, Single Family Mortgage:
Class I, Series E, 5.3%, 9/1/2040 (c)	1,885,000	2,064,094
Class I, Series D, 5.35%, 9/1/2040	1,845,000	2,016,935
Series I-B-2, 5.65%, 9/1/2039	1,000,000	1,106,270
		5,187,299
New York 6.2%
Erie County, NY, Industrial Development Agency, School Facility Revenue, Buffalo City School District, Series A, 5.25%, 5/1/2023	7,500,000	8,058,825
New York, Dormitory Authority, Lutheran Nursing Home:
5.125%, 2/1/2018 (b)	230,000	231,484
6.1%, 8/1/2041 (b)	1,000,000	1,065,910
New York, Dormitory Authority, St. Joseph's Hospital, 5.25%, 7/1/2018 (b)	450,000	450,229
New York, Metropolitan Transportation Authority Revenue, Series A, 5.5%, 11/15/2014 (b)	5,000,000	5,734,050
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series B-4, 0.23%*, 11/1/2034, KBC Bank NV (a)	2,985,000	2,985,000
New York, State Dormitory Authority Revenues, State Supported Debt, City University of New York, Series C, 0.22%*, 7/1/2031, Bank of America NA (a)	3,300,000	3,300,000
New York, Tobacco Settlement Financing Corp., Series C-1, 5.5%, 6/1/2015	8,000,000	8,138,080
New York, Triborough Bridge & Tunnel Authority, Convention Center Project, Series E, 7.25%, 1/1/2010	60,000	60,341
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series AA, 5.0%, 6/15/2021	10,000,000	11,066,400
New York, NY, General Obligation, Series J, 5.25%, 5/15/2015 (b)	4,000,000	4,485,720
New York, NY, State Agency General Obligation Lease, Tobacco Settlement Funding Corp., Series A-1, 5.5%, 6/1/2018	10,000,000	10,545,000
Oneida County, NY, Industrial Development Agency Revenue, Civic Facilities, 5.0%, 3/1/2014, HSBC Bank PLC (a)	600,000	604,230
		56,725,269
North Carolina 1.1%
North Carolina, Eastern Municipal Power Agency Systems Revenue, Series B, 5.0%, 1/1/2026	4,200,000	4,298,364
North Carolina, Electric Revenue, Catawba Municipal Power Agency No. 1, Series A, 5.25%, 1/1/2020	2,000,000	2,203,120
North Carolina, Electric Revenue, Municipal Power Agency, Series F, 5.5%, 1/1/2016	1,000,000	1,055,590
North Carolina, Municipal Power Agency, No. 1 Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	2,420,000	2,460,559
		10,017,633
North Dakota 0.1%
Fargo, ND, Health Systems Revenue, Series A, 5.6%, 6/1/2013 (b)	1,250,000	1,266,900
Ohio 2.9%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2, 5.125%, 6/1/2024	5,225,000	4,443,131
Series A-2, 5.375%, 6/1/2024	1,790,000	1,563,100
Cleveland, OH, Water Revenue, Series R, 0.21%*, 1/1/2033, BNP Paribas (a)	1,200,000	1,200,000
Franklin County, OH, Hospital & Healthcare Revenue, Ohio Presbyterian Services, 5.4%, 7/1/2010	750,000	753,585
Montgomery County, OH, Catholic Health Revenue, Series C-2, 4.1%, 10/1/2041	1,895,000	1,982,132
Ohio, Capital Housing Corp. Mortgage, Georgetown Section 8, Series A, 6.625%, 7/1/2022	680,000	681,047
Ohio, Industrial Development Revenue, Building Authority, Adult Correction Facilities, Series A, 5.5%, 10/1/2013 (b)	1,140,000	1,237,516
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2021	2,150,000	2,327,869
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	1,615,000	1,739,242
Ohio, Water & Sewer Revenue, Water Development Authority, Pure Water Improvement Project, Series B, 5.5%, 6/1/2015 (b)	2,280,000	2,704,445
Ross County, OH, Hospital Revenue, Adena Health System, 5.75%, 12/1/2022	5,750,000	6,162,907
Stark County, OH, Health Care Facility, Rose Land, Inc. Project:
5.3%, 7/20/2018	850,000	867,833
5.35%, 7/20/2023	940,000	953,771
		26,616,578
Oklahoma 0.2%
Oklahoma, Ordinance Works Authority, Ralston Purina Project, 6.3%, 9/1/2015	1,500,000	1,503,360
Oregon 0.7%
Clackamas County, OR, North Clackamas School District No. 12, Convertible Deferred Interest, Series B, Step-up Coupon, 0% to 6/15/2011, 5.0% to 6/15/2027 (b)	6,535,000	6,410,704
Pennsylvania 1.9%
Allegheny County, PA, Airport Revenue, San Authority, 5.375%, 12/1/2015 (b)	3,370,000	3,552,351
Beaver County, PA, Industrial Development Authority, Health Care Revenue, Providence Project, Series C, 4.85%, 5/20/2010	90,000	91,318
Chester County, PA, Health & Education Facility, Immaculata College, 5.3%, 10/15/2011	280,000	280,109
Delaware County, PA, Housing Authority, Dunwood Village Project, Prerefunded, 6.125%, 4/1/2020	100,000	101,929
Erie, PA, Higher Education Building Authority, Gannon University Project, Series E, 5.2%, 7/15/2016	800,000	800,560
Lancaster, PA, Sewer Authority Revenue, ETM, 6.0%, 4/1/2012	30,000	31,915
Pennsylvania, Commonwealth Systems of Higher Education, University of Pittsburgh Capital Project, Series B, 5.5%, 9/15/2024	1,000,000	1,147,250
Pennsylvania, Delaware River Junction Toll Bridge, Commonwealth of Pennsylvania Bridge Revenue, 5.25%, 7/1/2013	1,000,000	1,111,910
Pennsylvania, Delaware River Port Authority, ETM, 6.5%, 1/15/2011	40,000	41,704
Pennsylvania, Higher Educational Facilities Authority, College & University Revenue, University of the Arts, 5.5%, 3/15/2013 (b)	800,000	804,904
Pennsylvania, Higher Educational Facility Authority, Health Services Revenue, Allegheny Delaware Valley Obligation, Series C, 5.875%, 11/15/2018 (b)	1,450,000	1,238,111
Pennsylvania, State General Obligation, Series First, Prerefunded, 6.0%, 1/15/2013	5,500,000	5,594,600
Philadelphia, PA, Industrial Development Authority, Jeanes Physicians' Office, Series A, 9.375%, 7/1/2010	90,000	91,229
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	595,000	621,364
Philadelphia, PA, School District General Obligation, Series C, Prerefunded, 5.875%, 3/1/2013 (b)	1,000,000	1,014,230
Williamsport, PA, Multi-Family Housing Authority, Series A, 5.25%, 1/1/2015 (b)	590,000	590,974
		17,114,458
Puerto Rico 3.5%
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue, Series BB, 5.25%, 7/1/2018 (b)	5,000,000	5,213,750
Puerto Rico, Electric Power Authority Revenue, Series UU, 5.0%, 7/1/2019 (b)	3,000,000	3,134,670
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series M, 6.0%, 7/1/2020	3,045,000	3,303,216
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.0%, 8/1/2039	3,000,000	3,119,640
Series A, 5.25%, 8/1/2027	11,965,000	12,191,258
Series A, 5.5%, 8/1/2028	5,000,000	5,166,200
		32,128,734
Rhode Island 0.6%
Rhode Island, State & Providence Plantations, Construction Capital Development Loan, Series A, 5.0%, 8/1/2017 (b)	5,000,000	5,678,150
South Carolina 1.0%
Columbia, SC, Waterworks & Sewer Systems Revenue, ETM, 7.75%, 1/1/2011	615,000	639,729
South Carolina, Water & Sewer Revenue, Grand Strand Water & Sewer Authority:
5.375%, 6/1/2015 (b)	3,705,000	4,065,571
5.375%, 6/1/2016 (b)	3,900,000	4,279,548
		8,984,848
Tennessee 1.2%
Johnson City, TN, Hospital & Healthcare Revenue, Medical Center Hospital, ETM, 5.5%, 7/1/2013 (b)	3,305,000	3,807,988
Memphis & Shelby Counties, TN, Sports, Expo & Entertainment Revenue, Sports Authority Memphis Arena Project, Series A, Prerefunded, 5.5%, 11/1/2015 (b)	3,545,000	4,008,544
Nashville & Davidson Counties, TN, Water & Sewer Revenue, Series B, 5.25%, 1/1/2013 (b)	3,310,000	3,677,609
		11,494,141
Texas 18.6%
Brownsville, TX, Electric Revenue, ETM, 6.25%, 9/1/2014 (b)	5,145,000	5,838,546
Comal, TX, Independent School District, School Building Improvements, 5.25%, 2/1/2020	2,330,000	2,690,637
Cypress-Fairbanks, TX, Independent School District, School House Building Improvements:
5.0%, 2/15/2019	1,300,000	1,475,747
5.0%, 2/15/2021	1,850,000	2,052,464
El Paso, TX, Independent School District, School Building Improvements, 5.0%, 8/15/2022	4,885,000	5,461,039
Fort Bend, TX, Independent School District, 5.0%, 8/15/2026	2,000,000	2,188,060
Houston, TX, Airport System Revenue, Series A, 5.25%, 7/1/2029	8,000,000	8,365,120
Houston, TX, Public Improvement, Series A, 5.0%, 3/1/2026	8,000,000	8,638,800
Houston, TX, Utility System Revenue, First Lien, Series C-2A, 5.0%, 5/15/2034 (b)	2,285,000	2,391,070
Houston, TX, Water & Sewer Revenue:
Series A, 5.5%, 12/1/2015 (b)	8,250,000	8,988,457
Series B, Prerefunded, 5.75%, 12/1/2016 (b)	1,000,000	1,138,510
Houston, TX, Water & Sewer Revenue, Water Conveyance Systems Contract, Series J, 6.25%, 12/15/2013 (b)	2,500,000	2,795,425
Jefferson County, TX, Health Facilities Development Corp., Baptist Hospitals, 5.2%, 8/15/2021 (b)	370,000	379,579
Longview, TX, Independent School District, School Building Improvements, 5.0%, 2/15/2022	2,000,000	2,242,240
North Texas, Tollway Authority Revenue, First Tier:
Series E-3, 5.75%, 1/1/2038	4,900,000	5,309,444
Series A, 6.0%, 1/1/2022	7,000,000	7,650,300
Series L-2, 6.0%, 1/1/2038	6,000,000	6,522,900
Northern Texas, Health Facilities Development Corp., United Regional Health Care Systems Project, 5.0%, 9/1/2014 (b)	5,750,000	5,758,453
Plano, TX, Independent School District, 5.25%, 2/15/2014	1,570,000	1,654,984
San Antonio, TX, Electric & Gas Revenue, Series A, 5.25%, 2/1/2026	7,000,000	7,654,500
San Antonio, TX, General Improvement, Series 2006, 5.5%, 8/1/2014 (b)	3,000,000	3,531,720
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources:
Series A, 5.0%, 2/15/2018	2,000,000	2,107,400
Series A, 5.0%, 2/15/2020	5,385,000	5,552,150
Texas, Dallas-Fort Worth International Airport Revenue:
Series A, 5.0%, 11/1/2018	1,000,000	1,110,480
Series A, 5.0%, 11/1/2019	1,000,000	1,104,290
Texas, Lower Colorado River Authority Revenue, Series A, 5.875%, 5/15/2014 (b)	2,495,000	2,530,379
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series A, 5.0%, 12/15/2012	5,000,000	5,262,950
Texas, Municipal Power Agency Revenue:
ETM, Zero Coupon, 9/1/2014 (b)	40,000	36,293
Zero Coupon, 9/1/2014 (b)	1,760,000	1,518,686
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.25%, 8/1/2017	5,690,000	6,043,463
5.5%, 8/1/2020	3,790,000	3,932,239
Texas, State Department of Housing & Community Affairs, Residential Mortgage Revenue, Series A, 5.375%, 1/1/2039	10,000,000	10,892,200
Texas, State Veterans' Housing Assistance Program, Fund II, Series A, 5.25%, 12/1/2023	4,000,000	4,550,320
Texas, Water & Sewer Revenue, 5.375%, 3/1/2015 (b)	3,710,000	4,159,133
Texas, Water & Sewer Revenue, State Revenue Revolving Funds Project:
Series A, 5.625%, 7/15/2013	2,290,000	2,359,227
Series A, 5.75%, 7/15/2013	3,000,000	3,018,720
Series B, 5.75%, 7/15/2014	3,555,000	3,577,183
Texas, Water Development Board Revenue, State Revolving Fund:
Series B, 5.0%, 7/15/2017	3,000,000	3,302,010
Series A, 5.0%, 7/15/2020	3,150,000	3,507,399
Series B, 5.25%, 7/15/2021	3,000,000	3,351,330
Travis County, TX, Hospital & Healthcare Revenue, Ascension Health Credit, Series A, 5.75%, 11/15/2010 (b)	1,000,000	1,013,830
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2026	2,640,000	2,747,818
5.0%, 12/15/2027	2,770,000	2,865,011
5.0%, 12/15/2028	2,905,000	2,988,141
		170,258,647
Utah 1.0%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014 (b)	765,000	803,525
Riverton, UT, Hospital Revenue, IHC Health Services, Inc., 5.0%, 8/15/2020	2,825,000	3,017,439
Utah, Transit Authority, Sales Tax Revenue, Series B, 0.18%*, 6/15/2036, Fortis Bank SA (a)	5,000,000	5,000,000
		8,820,964
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2019	1,250,000	1,288,925
Virginia 0.2%
Newport News, VA, Industrial Development Authority, Mennowood Communities, Series A, 7.25%, 8/1/2016	560,000	561,646
Richmond, VA, Metro Expressway Authority, ETM, 7.0%, 10/15/2013 (b)	980,000	1,101,530
		1,663,176
Washington 1.1%
King County, WA, General Obligation, Series A, 4.0%, 12/1/2011 (c)	1,610,000	1,717,210
Seattle, WA, Water System Revenue, 5.0%, 2/1/2020	3,870,000	4,363,889
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 2, Series A, 6.3%, 7/1/2012	1,000,000	1,132,290
Washington, Health Care, Nursing Home Revenue, Grays Harbor Community Hospital, Prerefunded, 5.85%, 7/1/2012 (b)	400,000	413,092
Washington, State Motor Vehicle Fuel Tax, Series B, 5.0%, 7/1/2025 (b)	2,000,000	2,167,800
		9,794,281
West Virginia 0.4%
West Virginia, Transportation/Tolls Revenue, 5.25%, 5/15/2015 (b)	2,940,000	3,371,915
Wisconsin 2.8%
Wisconsin, Health & Educational Facilities, Viterbo College, Inc. Project:
Series A, 5.75%, 2/1/2012, US Bank NA (a)	185,000	186,086
Series A, 6.0%, 2/1/2017, US Bank NA (a)	405,000	406,345
Wisconsin, State Clean Water Revenue, Series 3, 5.5%, 6/1/2025	5,000,000	5,687,000
Wisconsin, State General Appropriation Revenue, Series A, 6.0%, 5/1/2026	5,000,000	5,752,800
Wisconsin, State General Obligation:
Series C, Prerefunded, 5.25%, 5/1/2016 (b)	7,705,000	8,493,992
Series D, Prerefunded, 5.75%, 5/1/2015	4,000,000	4,299,920
Wisconsin, State Health & Educational Facilities Authority Revenue, Children`s Hospital of Wisconsin, Series B, 5.375%, 8/15/2024	1,000,000	1,046,721
		25,872,864
Total Municipal Bonds and Notes (Cost $864,016,115)		903,482,959

Municipal Inverse Floating Rate Notes (d) 3.1%
Indiana 1.3%
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022 (e)	10,000,000	11,518,150
Trust: Indiana, State Transportation, Series 1157, 144A, 19.51%, 12/1/2022, Leverage Factor at purchase date: 4 to 1
New York 0.6%
New York, State Dormitory Authority Personal Income Tax Revenues, Series A, 5.0%, 3/15/2019 (e)	5,000,000	5,583,725
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-1, 144A, 17.51%, 3/15/2019, Leverage Factor at purchase date: 4 to 1
Texas 1.2%
Texas, State Transportation Commission Revenue, First Tier, 5.0%, 4/1/2022 (e)	10,000,000	11,003,400
Trust: Texas, State Transportation Commission Revenue, Series 2214, 144A, 18.11%, 4/1/2022, Leverage Factor at purchase date: 4 to 1
Total Municipal Inverse Floating Rate Notes (Cost $27,786,228)		28,105,275
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $891,802,343)+	101.6	931,588,234
Other Assets and Liabilities, Net	(1.6)	(14,487,754)
Net Assets	100.0	917,100,480

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2009.

+ The cost for federal income tax purposes was $891,689,353. At November 30, 2009, net unrealized appreciation for all securities based on tax cost was $39,898,881. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $43,774,327 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,875,446.

(a) Security incorporates a letter of credit from the bank listed.

(b) Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	6.3
Assured Guaranty Corp.	0.2
Financial Guaranty Insurance Co.	7.5
Financial Security Assurance, Inc.	11.6
National Public Finance Guarantee Corp.	10.4
Radian	0.4

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.

(c) When-issued security.

(d) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.

(e) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes (f)	$ —	$ 931,588,234	$ —	$ 931,588,234
Total	$ —	$ 931,588,234	$ —	$ 931,588,234

(f) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of November 30, 2009 (Unaudited)
Assets
Investments in securities, at value (cost $891,802,343)	$ 931,588,234
Receivable for investments sold	680,000
Receivable for Fund shares sold	2,803,804
Interest receivable	12,382,368
Other assets	52,884
Total assets	947,507,290
Liabilities
Cash overdraft	207,014
Payable for investments purchased — when-issued securities	8,998,848
Payable for Fund shares redeemed	1,153,456
Payable for floating rate notes issued	18,750,000
Distributions payable	655,079
Accrued management fee	238,882
Other accrued expenses and payables	403,531
Total liabilities	30,406,810
Net assets, at value	$ 917,100,480
Net Assets Consist of
Undistributed net investment income	1,132,367
Net unrealized appreciation (depreciation) on investments	39,785,891
Accumulated net realized gain (loss)	(771,285)
Paid-in capital	876,953,507
Net assets, at value	$ 917,100,480

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of November 30, 2009 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($226,085,315 ÷ 19,905,434 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.36
Maximum offering price per share (100 ÷ 97.25 of $11.36)	$ 11.68

Class B

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($2,038,496 ÷ 179,331 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 11.37

Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($40,374,546 ÷ 3,556,086 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 11.35
Class S Net Asset Value, offering and redemption price per share ($488,564,918 ÷ 43,007,396 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.36

Institutional Class

Net Asset Value, offering and redemption price per share ($160,037,205 ÷ 14,084,464 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 11.36

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended November 30, 2009 (Unaudited)
Investment Income
Income: Interest	$ 17,491,043
Expenses: Management fee	1,238,761
Administration fee	393,258
Services to shareholders	397,401
Custodian fee	12,304
Distribution and service fees	362,061
Professional fees	49,627
Trustees' fees and expenses	15,688
Reports to shareholders	25,415
Registration fees	79,514
Interest expense and fees on floating rate notes issued	66,228
Other	35,206
Total expenses	2,675,463
Net investment income	14,815,580
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	99,113
Change in net unrealized appreciation (depreciation) on investments	14,222,652
Net gain (loss)	14,321,765
Net increase (decrease) in net assets resulting from operations	$ 29,137,345

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows for the six months ended November 30, 2009 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$ 29,137,345
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) in operating activities: Purchases of long-term investments	(469,061,769)
Net amortization/accretion of premium (discount)	1,002,705
Proceeds from sales and maturities of long-term investments	253,292,650
(Increase) decrease in interest receivable	(2,456,651)
(Increase) decrease in other assets	38,004
(Increase) decrease in receivable for investments sold	(130,000)
Increase (decrease) in payable for investments purchased — when-issued securities	7,947,048
Increase (decrease) in accrued expenses and payables	114,524
Change in net unrealized (appreciation) depreciation on investments	(14,222,652)
Net realized (gain) loss from investments	(99,113)
Cash provided (used) by operating activities	(194,437,909)
Cash Flows from Financing Activities:
Net increase (decrease) in cash overdraft	(172,958)
Proceeds from shares sold	325,522,989
Cost of shares redeemed	(126,359,756)
Distributions paid (net of reinvestment of distributions)	(4,552,366)
Cash provided (used) by financing activities	194,437,909
Supplemental Disclosure of Non-Cash Financing Activities:
Reinvestment of distributions	$ 9,979,817
Interest expense on floating rate notes issued	(66,228)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009
Operations: Net investment income	$ 14,815,580	$ 26,435,583
Net realized gain (loss)	99,113	24,893
Change in net unrealized appreciation (depreciation)	14,222,652	6,066,898
Net increase (decrease) in net assets resulting from operations	29,137,345	32,527,374
Distributions to shareholders from: Net investment income: Class A	(3,114,701)	(4,884,818)
Class B	(30,033)	(79,282)
Class C	(426,474)	(440,259)
Class S	(8,588,169)	(15,496,399)
Institutional Class	(2,594,930)	(5,456,723)
Net realized gains: Class A	—	(324,068)
Class B	—	(7,191)
Class C	—	(38,673)
Class S	—	(1,110,302)
Institutional Class	—	(370,910)
Total distributions	(14,754,307)	(28,208,625)
Fund share transactions: Proceeds from shares sold	326,696,556	282,066,689
Reinvestment of distributions	9,979,817	19,428,362
Cost of shares redeemed	(126,624,609)	(273,490,869)
Redemption fees	—	16,202
Net increase (decrease) in net assets from Fund share transactions	210,051,764	28,020,384
Increase (decrease) in net assets	224,434,802	32,339,133
Net assets at beginning of period	692,665,678	660,326,545
Net assets at end of period (including undistributed net investment income of $1,132,367 and $1,071,094, respectively)	$ 917,100,480	$ 692,665,678

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended May 31,	2009[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 11.15	$ 11.06	$ 11.00	$ 11.06	$ 11.40	$ 11.26
Income from investment operations: Net investment income	.21	.42	.42	.43	.42	.43
Net realized and unrealized gain (loss)	.21	.12	.06	(.05)	(.32)	.15
Total from investment operations	.42	.54	.48	.38	.10	.58
Less distributions from: Net investment income	(.21)	(.42)	(.42)	(.43)	(.42)	(.43)
Net realized gains	—	(.03)	(.00)***	(.01)	(.02)	(.01)
Total distributions	(.21)	(.45)	(.42)	(.44)	(.44)	(.44)
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 11.36	$ 11.15	$ 11.06	$ 11.00	$ 11.06	$ 11.40
Total Return (%)[b]	3.77**	5.06	4.46[c]	3.41[c]	.90	5.25
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	226	152	119	80	106	93
Ratio of expenses before expense reductions (including interest expense) (%)[d]	.79*	.84	.93	.79	.78	.85
Ratio of expenses after expense reductions (including interest expense) (%)[d]	.79*	.84	.93	.79	.78	.85
Ratio of expenses after expense reductions (excluding interest expense) (%)	.77*	.78	.80	.79	.78	.85
Ratio of net investment income (%)	3.66*	3.84	3.83	3.87	3.80	3.82
Portfolio turnover rate (%)	31**	61	59	45	41	45

[a] For the six months ended November 30, 2009 (Unaudited).

[b] Total return does not reflect the effect of any sales charges.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Interest expense represents interest and fees on short term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class B Years Ended May 31,	2009[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 11.16	$ 11.07	$ 11.01	$ 11.07	$ 11.41	$ 11.26
Income from investment operations: Net investment income	.16	.33	.34	.35	.34	.34
Net realized and unrealized gain (loss)	.21	.12	.06	(.06)	(.32)	.16
Total from investment operations	.37	.45	.40	.29	.02	.50
Less distributions from: Net investment income	(.16)	(.33)	(.34)	(.34)	(.34)	(.34)
Net realized gains	—	(.03)	(.00)***	(.01)	(.02)	(.01)
Total distributions	(.16)	(.36)	(.34)	(.35)	(.36)	(.35)
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 11.37	$ 11.16	$ 11.07	$ 11.01	$ 11.07	$ 11.41
Total Return (%)[b]	3.31**	4.22	3.65[c]	2.62[c]	.13[c]	4.54[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	3	5	6	8
Ratio of expenses before expense reductions (including interest expense) (%)[d]	1.64*	1.64	1.72	1.58	1.57	1.63
Ratio of expenses after expense reductions (including interest expense) (%)[d]	1.64*	1.64	1.70	1.54	1.55	1.61
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.62*	1.58	1.57	1.54	1.55	1.61
Ratio of net investment income (%)	2.81*	3.04	3.06	3.12	3.03	3.06
Portfolio turnover rate (%)	31**	61	59	45	41	45

[a] For the six months ended November 30, 2009 (Unaudited).

[b] Total return does not reflect the effect of any sales charges.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Interest expense represents interest and fees on short term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class C Years Ended May 31,	2009[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 11.15	$ 11.06	$ 11.00	$ 11.06	$ 11.40	$ 11.25
Income from investment operations: Net investment income	.16	.34	.34	.35	.34	.34
Net realized and unrealized gain (loss)	.20	.12	.06	(.06)	(.32)	.16
Total from investment operations	.36	.46	.40	.29	.02	.50
Less distributions from: Net investment income	(.16)	(.34)	(.34)	(.34)	(.34)	(.34)
Net realized gains	—	(.03)	(.00)***	(.01)	(.02)	(.01)
Total distributions	(.16)	(.37)	(.34)	(.35)	(.36)	(.35)
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 11.35	$ 11.15	$ 11.06	$ 11.00	$ 11.06	$ 11.40
Total Return (%)[b]	3.28**	4.27	3.69[c]	2.62[c]	.14[c]	4.54
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	40	22	11	9	11	13
Ratio of expenses before expense reductions (including interest expense) (%)[d]	1.57*	1.61	1.69	1.57	1.55	1.62
Ratio of expenses after expense reductions (including interest expense) (%)[d]	1.57*	1.61	1.68	1.54	1.54	1.62
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.55*	1.55	1.55	1.54	1.54	1.62
Ratio of net investment income (%)	2.88*	3.07	3.08	3.12	3.04	3.05
Portfolio turnover rate (%)	31**	61	59	45	41	45

[a] For the six months ended November 30, 2009 (Unaudited).

[b] Total return does not reflect the effect of any sales charges.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Interest expense represents interest and fees on short term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class S Years Ended May 31,	2009[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 11.15	$ 11.07	$ 11.00	$ 11.06	$ 11.41	$ 11.26
Income from investment operations: Net investment income	.21	.44	.44	.46	.45	.46
Net realized and unrealized gain (loss)	.21	.11	.07	(.06)	(.33)	.16
Total from investment operations	.42	.55	.51	.40	.12	.62
Less distributions from: Net investment income	(.21)	(.44)	(.44)	(.45)	(.45)	(.46)
Net realized gains	—	(.03)	(.00)***	(.01)	(.02)	(.01)
Total distributions	(.21)	(.47)	(.44)	(.46)	(.47)	(.47)
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 11.36	$ 11.15	$ 11.07	$ 11.00	$ 11.06	$ 11.41
Total Return (%)	3.84**	5.16	4.75[b]	3.65[b]	1.06	5.62
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	489	397	381	389	398	467
Ratio of expenses before expense reductions (including interest expense) (%)[c]	.63*	.65	.75	.57	.55	.59
Ratio of expenses after expense reductions (including interest expense) (%)[c]	.63*	.65	.74	.55	.55	.59
Ratio of expenses after expense reductions (excluding interest expense) (%)	.61*	.59	.61	.55	.55	.59
Ratio of net investment income (%)	3.82*	4.03	4.02	4.11	4.03	4.08
Portfolio turnover rate (%)	31**	61	59	45	41	45

[a] For the six months ended November 30, 2009 (Unaudited).

[b] Total return would have been lower had certain expenses not been reduced.

[c] Interest expense represents interest and fees on short term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

* Annualized

** Not annualized

*** Amount is less than $.005.

Institutional Class Years Ended May 31,	2009[a]	2009	2008	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.15	$ 11.07	$ 11.00	$ 11.07	$ 11.41	$ 11.45
Income (loss) from investment operations: Net investment income	.22	.45	.46	.46	.45	.22
Net realized and unrealized gain (loss)	.21	.11	.07	(.06)	(.32)	(.04)
Total from investment operations	.43	.56	.53	.40	.13	.18
Less distributions from: Net investment income	(.22)	(.45)	(.46)	(.46)	(.45)	(.22)
Net realized gains	—	(.03)	(.00)***	(.01)	(.02)	—
Total distributions	(.22)	(.48)	(.46)	(.47)	(.47)	(.22)
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 11.36	$ 11.15	$ 11.07	$ 11.00	$ 11.07	$ 11.41
Total Return (%)	3.90**	5.27	4.88	3.61	1.16	1.58**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	160	119	147	150	151	191
Ratio of expenses (including interest expense) (%)[c]	.50*	.55	.62	.50	.53	.45*
Ratio of expenses (excluding interest expense) (%)	.48*	.49	.49	.50	.53	.45*
Ratio of net investment income (%)	3.95*	4.13	4.14	4.16	4.05	4.38*
Portfolio turnover rate (%)	31**	61	59	45	41	45

[a] For the six months ended November 30, 2009 (Unaudited).

[b] For the period from December 20, 2004 (commencement of operations of Institutional Class shares) to May 31, 2005.

[c] Interest expense represents interest and fees on short term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Intermediate Tax/AMT Free Fund (the "Fund") is a diversified series of DWS Tax Free Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Effective March 1, 2010, Class B shares of the Fund will be closed to new purchases, except that Class B shares may continue to be purchased in connection with an exchange or the reinvestment of dividends or other distributions (including the investment of dividends and distributions in Class B shares of another fund). Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value, as determined in accordance with procedures approved by the Trustees. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Inverse Floaters. Inverse floating rate notes are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Investments in this type of instrument involve special risks as compared to investments in a fixed rate municipal security. The debt instrument in which the Fund may invest is a tender option bond trust (the "trust") which can be established by the Fund, a financial institution, or a broker consisting of underlying municipal obligations with intermediate to long maturities and a fixed interest rate ("underlying bond"). Other investors in the trust usually consist of money market fund investors receiving weekly floating interest rate payments who have put options with the financial institutions. The Fund may enter into shortfall and forbearance agreements by which a Fund agrees to reimburse the trust, in certain circumstances, for the difference between the liquidation value of the fixed rate municipal security held by the trust and the liquidation value of the floating rate notes. Certain inverse floating rate securities held by the Fund have been created with bonds purchased by the Fund and subsequently transferred to the trust. These transactions are considered a form of financing for accounting purposes. As a result, the Fund includes the underlying bond in its investment portfolio and a corresponding liability in the statement of assets and liabilities equal to the floating rate note issued. When a trust is terminated and/or collapsed by either party, the related fixed rate securities held by the trust are delivered back to the Fund where they are either held or sold, and the related liability of the floating rate note issued is adjusted. The Fund does not consider the Fund's investment in inverse floaters borrowing within the meaning of the 1940 Act. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Moreover, since these securities are in a trust form, a sale may take longer to settle than the standard two days after the trade date.

The weighted average outstanding daily balance of the floating rate notes issued during the six months ended November 30, 2009 was approximately $18,750,000, with a weighted average interest rate of 0.71%.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

In addition, from November 1, 2008 through May 31, 2009, the Fund incurred approximately $1,473,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending May 31, 2010.

The Fund has reviewed the tax positions for the open tax years as of May 31, 2009 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash overdraft position at the Fund's custodian bank at November 30, 2009.

B. Purchases and Sales of Securities

During the six months ended November 30, 2009, purchases and sales of investment securities (excluding short-term investments) aggregated $469,061,769 and $253,292,650, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The management fee payable under the Investment Management Agreement is at an annual rate of 0.315% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2009, the Administration Fee was $393,258, of which $74,094 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2009, the amounts charged to the Fund by DISC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at November 30, 2009
Class A	$ 17,786	$ 7,955
Class B	643	393
Class C	3,802	1,704
Class S	92,194	49,121
Institutional Class	5,061	2,847
	$ 119,486	$ 62,020

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended November 30, 2009, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at November 30, 2009
Class B	$ 8,067	$ 1,310
Class C	111,385	23,693
	$ 119,452	$ 25,003

In addition DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2009, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at November 30, 2009	Annualized Effective Rate
Class A	$ 202,801	$ 88,509.24%
Class B	2,680	691.25%
Class C	37,128	14,450.25%
	$ 242,609	$ 103,650

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2009 aggregated $3,827.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended November 30, 2009, the CDSC for Class B and C shares aggregated $5,513 and $2,374, respectively. A deferred sales charge of up to 2.75% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2009, DIDI received $10,168 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended November 30, 2009, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $9,430, of which $6,370 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2009		Year Ended May 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	11,778,762	$ 132,703,401	8,865,556	$ 96,451,301
Class B	22,951	257,592	138,095	1,494,562
Class C	1,650,128	18,606,995	1,208,368	13,173,751
Class S	11,172,139	125,436,131	11,831,299	128,442,221
Institutional Class	4,408,464	49,692,437	3,905,044	42,504,854
		$ 326,696,556		$ 282,066,689
Shares issued to shareholders in reinvestment of distributions
Class A	199,015	$ 2,242,067	240,543	$ 2,624,455
Class B	1,688	19,012	3,472	37,783
Class C	19,161	215,753	19,226	209,782
Class S	458,790	5,161,958	1,032,667	11,245,065
Institutional Class	207,965	2,341,027	487,894	5,311,277
		$ 9,979,817		$ 19,428,362
Shares redeemed
Class A	(5,737,474)	$ (64,129,854)	(6,176,619)	$ (67,388,465)
Class B	(54,868)	(614,246)	(198,332)	(2,145,272)
Class C	(102,299)	(1,149,928)	(221,326)	(2,406,794)
Class S	(4,195,184)	(47,215,845)	(11,731,861)	(126,369,093)
Institutional Class	(1,205,565)	(13,514,736)	(6,958,477)	(75,181,245)
		$ (126,624,609)		$ (273,490,869)
Redemption fees		$ —		$ 16,202
Net increase (decrease)
Class A	6,240,303	$ 70,815,614	2,929,480	$ 31,688,536
Class B	(30,229)	(337,642)	(56,765)	(612,927)
Class C	1,566,990	17,672,820	1,006,268	10,977,397
Class S	7,435,745	83,382,244	1,132,105	13,325,009
Institutional Class	3,410,864	38,518,728	(2,565,539)	(27,357,631)
		$ 210,051,764		$ 28,020,384

F. Review for Subsequent Events

Management has reviewed the events and transactions for subsequent events from December 1, 2009 through January 21, 2010, the date the financial statements were available to be issued, and has determined that there were no material events that would require disclosure in the Fund's financial statements through this date.

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2009.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2009, all but one of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate substantial time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Independent Trustees as a group. The Independent Trustees reviewed the Contract Committee's findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the independent fee consultant using information supplied by Lipper Inc. ("Lipper"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by Lipper), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2008, the Fund's performance (Class A shares) was in the 1st quartile, 2nd quartile and 1st quartile, respectively, of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in each of the one-, three- and five-year periods ended December 31, 2008.

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2008). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper expense universe. The Board concluded that the comparative Lipper operating expense data was of limited utility, as it likely significantly understated the current expense ratios of many peer funds due to the substantial declines in net assets as a result of market losses and net redemptions that many funds experienced between mid-September 2008 and March 2009 and that were not reflected in the data.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds managed by the same portfolio management teams but offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS US mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously (including the Independent Trustees) determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 9, 2009, As Revised November 20, 2009

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2009, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007 and 2008.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and serve in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 124 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Classes A, B, C and Institutional Class:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting

The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SZMAX	SZMBX	SZMCX	SCMTX	SZMIX
CUSIP Number	23337X-103	23337X-202	23337X-301	23337X-509	23337X-707
Fund Number	445	645	745	2045	1445

Privacy Statement

Dear Valued Client:

Your confidence is important to us. So we want to make sure you know our policies regarding the handling of our clients' private information. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above. Additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415 September 2009

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Intermediate Tax/AMT Free Fund, a series of DWS Tax Free Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Intermediate Tax/AMT Free Fund, a series of DWS Tax Free Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 29, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 29, 2010